Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	185,000	185,000	185,000
Preferred stock, outstanding	185,000	185,000	185,000
Common stock, shares authorized	700,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, issued	452,000,000	432,200,000	430,600,000
Common stock, outstanding	452,000,000	432,200,000	430,600,000